DEBT	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
DEBT	DEBT
The following table summarizes the Company’s debt components at September 30, 2025 and December 31, 2024:

	September 30, 2025					December 31, 2024
	Carrying Value	Facility Inception Date	Final Stated Maturity(A)	Weighted Average Funding Cost	Collateral Carrying Value	Carrying Value
Debt Carried at Cost
Funding Debt
Warehouse Facility 1(B)	$—	August 2020	July 2025	—%	$—	$28,286
Warehouse Facility 2(C)	21,270	November 2022	May 2026	6.4	24,584	61,007
Warehouse Facility 3(D)	—	October 2023	October 2025	—	—	26,227
Warehouse Facility 4(E)	59,647	February 2023	January 2026	6.7	60,367	68,568
Warehouse Facility 5(F)	—	October 2023	n.a.	—	—	21,697
REIT Warehouse(G)	42,106	October 2024	December 2026	7.7	38,510	99,204
Warehouse Facility 6(H)	—	May 2024	May 2026	—	—	—
Warehouse Facility 7(I)	—	February 2023	August 2025	—	—	—
Warehouse Facility 8(J)	—	March 2022	n.a.	—	—	—
Warehouse Facility 9(K)	—	March 2024	March 2025	—	—	861
Warehouse Facility 10(L)	17,637	April 2025	April 2026	6.5	17,929	—
Warehouse Facility 11(M)	60,946	July 2025	June 2027	6.5	62,029	—
Digital Asset Loan Facility(N)	9,893	April 2025	October 2026	13.9	10,032	—
Total Funding Debt	211,499					305,850

MSR Financing
Lender 1(O)	40,000	June 2024	June 2026	16.8	65,907	40,000

Financed Retained Interests
Retained Interest Facility(P)	199,129	April 2023	Various(Q)	6.6	199,178	129,005

Total Debt Carried at Cost, Gross	450,628					474,855

Unamortized deferred financing costs(R)	(2,840)					(1,679)
Total Debt Carried at Cost, Net	447,788					473,176

Debt at Fair Value
FCC(S)	1,156					—
Democratized Prime YLDS(T)	17,806					—
Total Debt Carried at Fair Value	18,962					—

Total Debt	$466,750					$473,176
__________________
(A)Debt obligations with a stated maturity through the date of issuance of the Condensed Consolidated Financial Statements were refinanced, extended or repaid.
(B)Warehouse Facility 1 was closed in July 2025.
(C)Warehouse Facility 2 bears interest at Secured Financing Overnight Rate (“SOFR”) plus a spread of 2.25% at September 30, 2025.
(D)Warehouse Facility 3 was paid down in September 2025 and subsequently reached maturity. The interest accrued on the loans was payable to the lender during the period the loans are held, and the Company paid a variable exit fee, which was determined on a quarterly basis as follows: (i) the first $50.0 million of principal balance repurchased is subject to a 0.5% exit fee, and (ii) amounts in excess of $50.0 million are subject to an exit fee that are between 0.125% to 1.50% of the price at which the Company securitizes repurchased loans (or otherwise agreed between the Company and the lender for repurchased loans not securitized).
(E)Warehouse Facility 4 bears variable interest at SOFR plus a spread between 2.15% and 5.50% at September 30, 2025. A portion of the facility is also subject to a 0.5% non-use fee.
(F)Warehouse Facility 5 is an advance facility in which the lender earns carry on collateral in the facility.
(G)REIT Warehouse bears interest at SOFR plus a spread of (i) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is greater than or equal to $100.0 million, 3.00% or (ii) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is less than $100.0 million, 3.50%. The facility also carries a 0.15% exit fee on repurchased, non-securitized loans which in aggregate cannot exceed $0.5 million in a given calendar year.
(H)Warehouse Facility 6 bears interest at SOFR, plus a spread of 3.5% at September 30, 2025. The facility also carries a 0.5% exit fee on all loans repurchased from the facility.
(I)Warehouse Facility 7 was closed in August 2025.
(J)Warehouse Facility 8 was closed in December 2024.
(K) Warehouse Facility 9 was closed in March 2025.
(L)Warehouse Facility 10 bears interest at SOFR, plus a spread of 2.35%.
(M)Warehouse Facility 11 bears interest at SOFR, subject to a 2.0% floor, plus a spread of 1.75%.
(N) The Digital Asset Loan Facility bears interest at a rate of 13.5%.
(O)The MSR Note bears interest at 16.5% per annum and secured by eligible servicing assets, which include servicing fees related to loan servicing rights owned by, or delegated to, the Company.
(P)Under the Retained Interest Facility, the interest accrued on the securities and beneficial interests is payable to the lender during the period the loans are held plus a spread between 0.50% and 0.55%, depending on the tranche to which the Company pledges collateral.
(Q)The maturities of financed retained interests align with the terms of the underlying securities. The financed retained interest have maturity dates through August 2055.
(R)During the three and nine months ended September 30, 2025 and 2024, the Company amortized $0.3 million and $0.7 million, and $0.1 million and $0.7 million, respectively, of deferred financing costs, respectively.
(S)Interest accrues at a rate of SOFR less 0.5% based on the face-amount certificates issued by FCC. Certificates mature 20 years from the issue date, but may be surrendered at any time by the holder at face amount, plus accrued interest minus any applicable expenses or fees.
(T)Interest is accrued at an hourly rate that is agreed upon through a Dutch auction process; during the three and nine months ended September 30, 2025, the average interest rate was 9.0%. YLDS can be redeemed by the holder at face amount, plus accrued interest minus any applicable expenses or fees on demand.
Maturities
Contractual maturities of recourse and nonrecourse debt obligations at September 30, 2025, are as follows:

Years Ending December 31,	Recourse	Nonrecourse	Total
2025 (remainder)	$—	$—	$—
2026	138,554	51,999	190,553
2027	—	60,946	60,946
2028	—	—	—
2029	—	—	—
Thereafter	—	199,129	199,129
	$138,554	$312,074	$450,628
Borrowing Capacity
The following table represents borrowing capacity of committed debt facilities at September 30, 2025:

	September 30, 2025
Debt	Borrowing Capacity	Balance Outstanding	Available Financing
Funding Debt
Warehouse Facility 1	$—	$—	$—
Warehouse Facility 2	150,000	21,270	128,730
Warehouse Facility 3	100,000	—	100,000
Warehouse Facility 4	335,300	59,647	275,653
REIT Warehouse	200,000	42,106	157,894
Warehouse Facility 6	250,000	—	250,000
Warehouse Facility 7	—	—	—
Warehouse Facility 8	—	—	—
Warehouse Facility 9	—	—	—
Warehouse Facility 10	300,000	17,637	282,363
Warehouse Facility 11	200,000	60,946	139,054
Digital Asset Loan Facility	30,000	9,893	20,107

MSR Financing
Lender 1	40,000	40,000	—

Financed Retained Interests
Retained Interest Facility	250,000	199,129	50,871
	$1,855,300	$450,628	$1,404,672
Certain debt obligations are subject to customary loan covenants, such as minimum tangible net worth, minimum liquidity, maximum leverage ratios, required range of net income or loss during specified periods, periodic financial reporting requirements, and event of default provisions, including event of default provisions triggered by certain specified declines in the Company’s equity or a failure to maintain a specified tangible net worth, liquidity, or indebtedness to tangible net worth ratio. The Company was in compliance with all of its debt covenants at September 30, 2025.
Facilities
The following summarizes the debt facilities that the Company entered into or amended during the nine months ended September 30, 2025 and during the year ended December 31, 2024.
Warehouse Facility 2
In December 2024, the Company amended Warehouse Facility 2 to reduce the borrowing limit to $250.0 million and to lower the interest rate from SOFR plus a spread of 4% to SOFR plus a spread of 3%.
In May 2025, the Company and its lender amended Warehouse Facility 2 to reduce the borrowing capacity to $150.0 million, expand eligible collateral types, and reduce certain funding costs. The amended facility has an initial maturity date of May 2026, and borrowings under the facility bear interest at a rate of SOFR plus a spread of 2.3%.
Warehouse Facility 3
In February 2024, the Company amended Warehouse Facility 3 to temporarily increase the borrowing limit from $100.0 million to $200.0 million for the period February 1, 2024 through April 30, 2024.
Warehouse Facility 4
In March 2024, the Company amended Warehouse Facility 4 to establish a second class of buyer under the facility. Borrowings to Class A and Class B Buyers were limited to $200.0 million and $37.50 million, respectively, with an aggregate borrowing limit of $237.50 million. In January 2025, the Company further amended Warehouse Facility 4 to increase the aggregate borrowing limit to $335.3 million and extend the maturity date to January 2026.
REIT Warehouse
In October 2024, the Company entered into a secured warehouse credit facility with a borrowing limit of $150.0 million.
In August 2025, the Company amended the REIT Warehouse to increase the borrowing limit to $200.0 million, extend the maturity date to December 2026, and add an exit fee of 0.15% that is not to exceed $0.5 million in any calendar year. It also amended the interest rate to be SOFR plus a spread of (i) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is greater than or equal to $100.0 million, 3.00% or (ii) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is less than $100.0 million, 3.50%.
MSR Note
In June 2024, the Company entered into a loan and security agreement with Lender 1 under which the Company borrowed the MSR Note that had an initial borrowing limit of $30.0 million. In September 2024, the Company and Lender 1 amended the MSR Note to increase the borrowing limit to $40.0 million.
FCC
During the nine months ended September 30, 2025, FCC issued $1.2 million face-amount certificates to third parties redeemable upon redemption of YLDS. The certificates entitle the certificate owner to receive, at certificate maturity, a stated amount of money, interest, or credits declared from time to time by FCC, at its discretion. The certificates issued by FCC are not insured by any government agency or other entity.
Democratized Prime YLDS
During the nine months ended September 30, 2025, FCC issued $17.8 million face-amount certificates to third parties, redeemable upon redemption of YLDS. Democratized Prime YLDS represents liabilities where third parties have lent YLDS to the Company through the Democratized Prime platform. The Company pays interest based on a rate agreed upon through a Dutch auction process defined within the pool and can be redeemed each hour for YLDS. The YLDS are collateralized by pools of HELOC loans and are not insured by any government agency or other entity.
Digital Asset Loan Facility
In April 2025, the Company executed a master participation agreement with an asset management firm that allows the Company to grant 100% participation interest for digital asset backed loans it owns. The $30.0 million facility, with the ability to increase to a maximum facility size of $50.0 million, matures in October 2026, bears interest at a rate of 13.5%, and has a purchase period through April 2026.
Warehouse Facility 10
In April 2025, the Company entered into a master repurchase agreement with a major banking institution that contains customary debt covenants, a borrowing capacity of $300.0 million, including $1.0 million in committed capacity, and an initial maturity date in April 2026, with the option to renew at maturity. Borrowings under the facility bear interest at a rate of SOFR plus 2.35%.
Warehouse Facility 11
In June 2025, the Company executed a master repurchase agreement with a major banking institution that had a facility limit up to $100.0 million, with the option to temporarily upsize to $200.0 million and has an initial maturity date in June 2027 with the option to renew at maturity. Borrowings under the facility bear interest at a rate of SOFR, subject to a floor of 2.0%, plus 1.75% that results in a minimum rate of 3.75%.
In July 2025, the Company amended Warehouse Facility 11 to permanently increase the facility limit to $200.0 million.
DEBT
The following table summarized components of debt for the years ended December 31, 2024 and 2023:

	December 31, 2024					December 31, 2023
	Carrying Value(A)	Facility Inception Date	Final Stated Maturity(B)	Weighted Average Funding Cost	Collateral Carrying Value	Carrying Value
Funding Debt
Warehouse Facility 1(C)	$28,286	August 2020	November 2025	9.3%	$33,214	$12,400
Warehouse Facility 2(D)	61,007	November 2022	May 2025	8.4	62,756	147,629
Warehouse Facility 3(E)	26,227	October 2023	October 2025	9.9	24,827	21,300
Warehouse Facility 4(F)	68,426	February 2023	January 2026	8.8	72,367	5,944
Warehouse Facility 5(G)	21,697	October 2023	n.a.	10.2	21,216	22,600
REIT Warehouse(H)	99,182	October 2024	October 2025	9.9	99,016	—
Warehouse Facility 6(I)	(392)	May 2024	May 2026	n.m.	—	—
Warehouse Facility 7(J)	—	February 2023	August 2025	—	—	—
Warehouse Facility 8(K)	—	March 2022	December 2024	—	—	54,270
Warehouse Facility 9(L)	861	March 2024	March 2025	11.3	—	—
Total funding debt	305,294					264,143

MSR Financing
Lender 1(M)	39,781	June 2024	June 2026	16.9	69,542	—
Total MSR Financing	39,781					—

Financed Retained Interests
Financed retained interests(N)	128,101	April 2023	Various(O)	6.6	128,982	25,048
Total Financed Retained Interests	128,101					25,048

Total Debt	$473,176					$289,191
__________________
(A)Net of deferred financing costs. At December 31, 2024 and 2023 deferred financing costs were $1.7 million and $0.6 million, respectively. During the years ended December 31, 2024 and 2023, the Company amortized $1.0 million and $0.3 million of deferred financing costs, respectively.
(B)Debt obligations with a stated maturity through the date of issuance of the Consolidated Financial Statements were refinanced, extended or repaid.
(C)Warehouse Facility 1 bears variable interest at an annual benchmark rate of Secured Financing Overnight Rate (“SOFR”) plus a spread of 4.9% at December 31, 2024.
(D)Warehouse Facility 2 bears interest at an annual benchmark rate of SOFR plus a spread of 4.0% at December 31, 2024. The facility also carries a 50 bps exit fee on non-ABS loans repurchased.
(E)Under Warehouse Facility 3, the interest accrued under the loans is payable to the lender during the period the loans are held, and the Company will pay a variable exit fee, which is determined on a quarterly basis as follows: (i) the first $50 million of principal balance repurchased is subject to a 0.5% exit fee, and (ii) amounts in excess of $50 million are subject to an exit fee that are between 0.125% to 1.50% of the price at which the Company securitizes repurchased loans or otherwise agreed between the Company and the lender for repurchased loans not securitized.
(F)Warehouse Facility 4 bears variable interest at an annual benchmark rate of SOFR plus a spread between 3.5% and 7.5%. A portion of the facility is also subject to a 0.5% non-use fee.
(G)Under Warehouse Facility 5, the interest accrued under the loans is payable to the lender during the period the loans are held.
(H)Under the REIT Warehouse, the interest accrued under the loans is payable to the lender during the period the loans are held.
(I)Warehouse Facility 6 bears interest at an annual benchmark rate of SOFR, plus a spread of 3.5% at December 31, 2024. The facility also carries a 0.5% exit fee on all loans repurchased from the facility.
(J)Warehouse Facility 7 bears interest at an annual benchmark rate of SOFR, plus a spread of 3.5% at December 31, 2024.
(K)Warehouse Facility 8 was closed during the year ended December 31, 2024 and the date of closure is the final stated maturity date.
(L)Under Warehouse Facility 9 the interest accrued under the loans is payable to the lender during the period the loans are held.
(M)On June 7, 2024, the Company entered into a Loan and Security Agreement, as amended from time to time, (the “MSR Financing Agreement”) to provide the Company a senior secured financing facility in the form of a promissory note (the “MSR Facility”). The obligations of the Company under the MSR Financing Agreement are secured by the eligible servicing assets, which include servicing fees related to loan servicing rights owned by, or delegated to, the Company. Borrowings under the MSR Financing Agreement bear interest at 16.5% per annum.
(N)Under the Retained Interest Facility, the interest accrued on the securities and beneficial interests is payable to the lender during the period the loans are held plus a spread of 50 - 55 bps depending on the tranche pledged.
(O)The maturities of financed retained interests align with the terms of the underlying securities. The financed retained interest have maturity dates of August 2027 through March 2036.
Maturities
Contractual maturities of recourse and nonrecourse debt obligations at December 31, 2024, are as follows:

Years Ending December 31,	Recourse	Nonrecourse	Total
2025	$61,868	$153,717	$215,585
2026	108,568	—	108,568
	$170,436	$153,717	$324,153
Borrowing Capacity
The following table represents borrowing capacity of committed debt facilities at December 31, 2024:

	December 31, 2024
	Borrowing Capacity	Balance Outstanding	Available Financing
Funding Debt
Warehouse Facility 1	$250,000	$28,286	$221,714
Warehouse Facility 2	350,000	61,007	288,993
Warehouse Facility 3	100,000	26,227	73,773
Warehouse Facility 4	335,300	68,568	266,732
REIT	150,000	99,204	50,796
Warehouse Facility 6	250,000	—	250,000
Warehouse Facility 7	1,000	—	1,000
Warehouse Facility 9	10,550	861	9,689

MSR Financing
Lender 1	40,000	40,000	—

Financed Retained Interests
Retained Interest Facility	250,000	129,005	120,995
	$1,736,850	$453,158	$1,283,692
Certain debt obligations are subject to customary loan covenants, such as minimum tangible net worth, minimum liquidity, maximum leverage ratios, required range of net income or loss during specified periods, and periodic financial reporting requirements, and event of default provisions, including event of default provisions triggered by certain specified declines in the Company’s equity or a failure to maintain a specified tangible net worth, liquidity or indebtedness to tangible net worth ratio. The Company was in compliance with all of its debt covenants at December 31, 2024.
Facilities
The following summarizes the debt facilities the Company entered into or amended during the years ended December 31, 2024 and 2023.
Warehouse Facility 1
In May 2023, the Company amended its Warehouse Facility 1 to increase the maximum borrowings available to be issued through the facility from $200.0 million to $250.0 million.
Warehouse Facility 2
In September 2023, the Company amended Warehouse Facility 2 to increase the maximum combined borrowings available to be issued through the facility of $100.0 million, and existing borrowings that were previously under a separate facility, to $400.0 million. In December 2024, the Company amended Warehouse Facility 2 to reduce the maximum combined borrowing available to be issued through the facility to $350.0 million.
Warehouse Facility 3
In February 2024, the Company amended Warehouse Facility 3 to adjust the maximum borrowings available to be issued through the facility of $100.0 million to $150.0 million for the period February 1, 2024 through April 30, 2024 and $100.0 million thereafter. The warehouse facility was further amended in February 2024 to adjust the maximum borrowings available to be issued through the facility of $200.0 million for the period February 1, 2024 through April 30, 2024 and $100.0 million thereafter.
Warehouse Facility 4
In February 2023, the Company entered into a warehouse facility, Warehouse Facility 4, that has maximum borrowings available to be issued through the facility of $200.0 million. In March 2024, the Company amended Warehouse Facility 4 to establish a second class of buyer under the facility, with Class A Buyers providing a maximum borrowings available to be issued of $300.0 million and Class B Buyers providing a maximum borrowings available to be issued of $35.3 million, for a maximum combined borrowings of $335.3 million.
REIT Warehouse
In October 2024, the Company entered into a secured warehouse credit facility, the REIT Warehouse, with a maximum note balance available to be issued through the facility of $150.0 million.
MSR Facility
In June 2024, the Company entered into the MSR Financing Agreement with Lender 1 to provide Figure a senior secured financing facility, the MSR Facility. The MSR Facility has a limit of $30.0 million in the form of a promissory note. In September 2024, the Company entered into an amendment to its existing agreement with Lender 1, which increased the borrowing capacity to $40.0 million.